UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Commodity Strategy Fund. The remaining series of the Registrant, MFS Diversified Target Return Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Commodity Strategy Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

10/31/10

CMS-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we near the end of 2010, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	25.6%
Non U.S. Government Bonds	8.1%
U.S. Treasury Securities	6.1%
Mortgage-Backed Securities	5.0%
Asset-Backed Securities	1.5%
U.S. Government Agencies	0.9%
Emerging Markets Bonds	0.5%
Collateralized Debt Obligations	0.5%
Residential Mortgage-Backed Securities	0.3%

Commodity exposure (c)(i)

Composition including fixed income credit quality (a)(i)
AAA	17.2%
AA	6.5%
A	6.6%
BBB	12.8%
US Agency (NR)	5.0%
Other Fixed Income (NR)	0.4%
Non-Fixed Income (NR)	102.2%
Cash & Other	(50.7)%

Portfolio Composition – continued

(a)	The rating categories include debt securities and fixed-income structured products, where these have long-term public ratings. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Agency (NR) includes unrated U.S. Agency fixed-income securities and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Non-Fixed Income (NR) includes equity securities (including convertible bonds and equity derivatives) and commodity-linked derivatives, including commodity-linked notes. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(c)	The portfolio obtains exposure to the commodities market by investing in commodity-linked notes. In order to minimize counterparty risk, the fund posts a portion of its assets as collateral to cover its obligations under these notes. While there is leverage embedded in these commodity-linked notes, which is reflected by the negative cash position, this leverage is fully collateralized with a portion of the fund’s assets invested in fixed income securities. For more information about commodity-linked notes and the risks of investing in such notes, please see the Notes to Financial Statements and the fund’s prospectus.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 10/31/10.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 2, 2010 through October 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 2, 2010 through October 31, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/02/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 6/02/10-10/31/10
A	Actual	1.08%	$1,000.00	$1,223.00	$5.00
	Hypothetical (h)	1.08%	$1,000.00	$1,019.76	$5.50
I	Actual	0.83%	$1,000.00	$1,224.00	$3.84
	Hypothetical (h)	0.83%	$1,000.00	$1,021.02	$4.23

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For the hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended October 31, 2010.

PORTFOLIO OF INVESTMENTS

10/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 48.1%
Issuer	Shares/Par	Value ($)

Asset-Backed & Securitized - 4.1%
Bank of Nova Scotia, 1.45%, 2013 (n)	$620,000	$629,125
BMW Vehicle Lease Trust, 0.58%, 2012	1,100,000	1,100,711
BNP Paribas Home Loan, 2.2%, 2015 (z)	1,000,000	1,005,573
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	750,000	769,745
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	550,000	550,000
Chrysler Financial Auto Securitization Trust, 0.69%, 2013	1,000,000	1,000,460
Compagnie de Financement Foncier, 2.125%, 2013 (n)	700,000	714,796
Compagnie de Financement Foncier, FRN, 1.262%, 2012 (n)	700,000	699,125
Crest G-Star, 2001-1A, “A”, CDO, 0.769%, 2016 (z)	643,751	611,564
DnB Nor Boligkreditt AS, 2.1%, 2015 (z)	700,000	701,088
Ford Credit Auto Lease Trust, “A2”, 0.68%, 2012 (z)	1,000,000	995,510
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	510,000	521,171
Stadshypotek AB, 0.839%, 2013 (z)	800,000	800,004

		$10,098,872
Automotive - 0.7%
American Honda Finance Corp., 1.625%, 2013 (z)	$700,000	$707,661
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	500,000	516,150
Toyota Motor Credit Corp., 3.2%, 2015	600,000	642,303

		$1,866,114
Broadcasting - 0.2%
NBC Universal, Inc., 2.1%, 2014 (z)	$400,000	$404,812

Brokerage & Asset Managers - 0.5%
BlackRock, Inc., 3.5%, 2014	$750,000	$797,528
Franklin Resources, Inc., 2%, 2013	500,000	512,208

		$1,309,736
Building - 0.2%
CRH America, Inc., 6.95%, 2012	$500,000	$531,851

Cable TV - 0.5%
Comcast Corp., 5.3%, 2014	$600,000	$670,523
DIRECTV Holdings LLC, 4.75%, 2014	500,000	548,862

		$1,219,385

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 0.8%
Dow Chemical Co., 7.6%, 2014	$500,000	$588,278
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	720,000	796,012
PPG Industries, Inc., 5.75%, 2013	621,000	680,186

		$2,064,476
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$735,422

Conglomerates - 0.2%
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	$500,000	$619,608

Consumer Products - 0.8%
Clorox Co., 5%, 2013	$670,000	$728,314
Newell Rubbermaid, Inc., 5.5%, 2013	500,000	544,150
Phillips Electronics N.V., 7.25%, 2013	600,000	699,004

		$1,971,468
Consumer Services - 0.3%
Ebay Inc., 0.875%, 2013	$650,000	$651,065

Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$664,150

Electronics - 0.2%
Broadcom Corp., 1.5%, 2013 (z)	$600,000	$602,757

Emerging Market Sovereign - 0.3%
State of Qatar, 5.15%, 2014 (n)	$600,000	$655,500

Energy - Integrated - 1.4%
BP Capital Markets PLC, 3.125%, 2015	$600,000	$615,782
Cenovus Energy, Inc., 4.5%, 2014	500,000	552,327
ConocoPhillips, 4.75%, 2014	365,000	406,481
Royal Dutch Shell PLC, 3.1%, 2015	580,000	615,047
Statoil A.S.A., 2.9%, 2014	700,000	740,431
TOTAL S.A., 3%, 2015	520,000	547,376

		$3,477,444
Financial Institutions - 0.8%
General Electric Capital Corp., 5.45%, 2013	$750,000	$816,542
General Electric Capital Corp., 1.875%, 2013	540,000	546,437
NYSE Euronext, Inc., 4.8%, 2013	600,000	656,173

		$2,019,152

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 3.2%
Anheuser-Busch InBev S.A., 3%, 2012	$600,000	$623,650
Cadbury Schweppes U.S. Finance, 5.125%, 2013	700,000	760,064
Cargill, Inc, 6.375%, 2012 (n)	925,000	998,328
Dr. Pepper Snapple Group, Inc., 2.35%, 2012	600,000	616,371
General Mills, Inc., 5.25%, 2013	600,000	670,535
H.J. Heinz Co., 6.625%, 2011	600,000	624,423
H.J. Heinz Co., 5.35%, 2013	600,000	663,544
Miller Brewing Co., 5.5%, 2013 (n)	600,000	660,863
PepsiAmericas, Inc., 4.375%, 2014	700,000	773,980
Pepsico Inc., 0.875%, 2013	700,000	701,714
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	800,000	808,079

		$7,901,551
Food & Drug Stores - 0.3%
CVS Caremark Corp., 3.25%, 2015	$600,000	$631,069

Industrial - 0.2%
Cornell University, 4.35%, 2014	$465,000	$512,718

Insurance - 1.5%
Aflac Inc., 3.45%, 2015	$700,000	$731,669
Lincoln National Corp., 4.3%, 2015	250,000	266,140
MassMutual Global Funding, 0.789%, 2013 (z)	600,000	600,003
Metlife, Inc., FRN, 1.674%, 2013	1,390,000	1,409,271
Prudential Financial, Inc., 3.625%, 2012	700,000	727,748

		$3,734,831
Insurance - Property & Casualty - 0.2%
Aon Corp., 3.5%, 2015	$600,000	$619,224

International Market Quasi-Sovereign - 6.2%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	$1,000,000	$1,036,355
Bank of Ireland, 2.75%, 2012 (n)	700,000	676,130
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,000,000	1,021,000
Finance for Danish Industry A.S., FRN, 0.662%, 2013 (z)	1,500,000	1,498,100
ING Bank N.V., 3.9%, 2014 (n)	1,250,000	1,368,181
KfW Bankengruppe, 1.375%, 2013	1,100,000	1,121,218
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,359,125
Kommunalbanken AS, 1.75%, 2015 (z)	1,200,000	1,207,232
Landwirtschaftliche Rentenbank, 5%, 2013	1,100,000	1,206,548
Oesterreichische Kontrollbank AG, 4.75%, 2012	1,000,000	1,079,264
Royal Bank of Scotland PLC, FRN, 1.097%, 2012 (n)	700,000	703,738

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	$1,400,000	$1,513,102
Swedbank AB, 2.8%, 2012 (n)	1,250,000	1,285,879
Vestjysk Bank A/S, FRN, 0.842%, 2013 (z)	350,000	353,024

		$15,428,896
International Market Sovereign - 0.9%
Kingdom of Spain, 2%, 2012 (n)	$1,000,000	$1,001,838
Republic of Finland, 1.25%, 2015 (z)	1,300,000	1,294,276

		$2,296,114
Local Authorities - 0.5%
Province of Ontario, 4.5%, 2015	$1,000,000	$1,125,164

Major Banks - 2.4%
Banco Santander Chile, 1.29%, 2011 (z)	$650,000	$649,717
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (z)	700,000	706,986
BB&T Corp., 6.5%, 2011	650,000	677,711
Commonwealth Bank of Australia, 3.75%, 2014 (n)	600,000	640,815
ING Bank N.V., 2%, 2013 (z)	750,000	748,924
KeyCorp, 3.75%, 2015	650,000	669,206
Royal Bank of Scotland PLC, 2.759%, 2013	600,000	614,427
Societe Generale North America, Inc., 0.803%, 2012	830,000	829,793
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	443,869

		$5,981,448
Medical & Health Technology & Services - 0.3%
Covidien International Finance SA, 5.45%, 2012	$650,000	$707,594

Metals & Mining - 0.5%
Anglo American Capital, 2.15%, 2013 (z)	$600,000	$610,115
ArcelorMittal, 3.75%, 2015	650,000	669,338

		$1,279,453
Mortgage-Backed - 4.9%
Fannie Mae, 4.5%, 2024	$5,945,295	$6,290,225
Fannie Mae, 4%, 2025	290,362	307,258
Fannie Mae, 4.5%, 2025	1,532,700	1,623,539
Freddie Mac, 4%, 2025	3,825,576	4,012,918

		$12,233,940
Natural Gas - Pipeline - 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$500,000	$594,956
Enterprise Products Operating LP, 3.7%, 2015	500,000	530,243

		$1,125,199

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 1.2%
AT&T, Inc., 6.7%, 2013	$600,000	$695,999
CenturyLink, Inc., 7.875%, 2012	380,000	415,120
France Telecom, 2.125%, 2015	700,000	709,507
TELUS Corp., 8%, 2011	291,000	302,953
Verizon Communications, Inc, 5.25%, 2013	700,000	773,564

		$2,897,143
Oil Services - 0.1%
Noble Corp., 3.45%, 2015	$260,000	$275,500

Other Banks & Diversified Financials - 0.8%
American Express Centurion Bank, 5.55%, 2012	$600,000	$645,408
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (z)	400,000	402,094
Nordea Bank AB, 1.75%, 2013 (z)	700,000	703,519
Svenska Handelsbanken AB, 2.875%, 2012 (n)	250,000	257,609

		$2,008,630
Pharmaceuticals - 0.4%
Celgene Corp., 2.45%, 2015	$262,000	$263,336
Teva Pharmaceutical Industries Ltd., 1.5%, 2012	670,000	679,164

		$942,500
Printing & Publishing - 0.6%
Pearson PLC, 7%, 2011 (z)	$700,000	$726,195
Reed Elsevier Capital, 6.75%, 2011	700,000	731,146

		$1,457,341
Retailers - 1.1%
AutoZone, Inc., 6.5%, 2014	$655,000	$744,808
Home Depot, Inc., 5.25%, 2013	660,000	735,024
Staples, Inc., 9.75%, 2014	600,000	743,199
Wesfarmers Ltd., 6.998%, 2013 (n)	400,000	447,774

		$2,670,805
Specialty Stores - 0.2%
Best Buy Co., Inc., 6.75%, 2013	$519,000	$581,086

Supermarkets - 0.5%
Safeway, Inc., 5.8%, 2012	$700,000	$755,575
Woolworths Ltd., 2.55%, 2015 (z)	600,000	610,732

		$1,366,307

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - 0.5%
European Investment Bank, 1.25%, 2013	$1,170,000	$1,189,505

Telecommunications - Wireless - 0.4%
Crown Castle Towers LLC, 3.214%, 2035 (n)	$310,000	$317,114
Vodafone Group PLC, 4.15%, 2014	630,000	681,826

		$998,940
Tobacco - 0.5%
Altria Group, Inc., 8.5%, 2013	$500,000	$602,766
B.A.T. International Finance PLC, 8.125%, 2013 (n)	500,000	592,897

		$1,195,663
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 2013 (n)	$260,000	$267,464

U.S. Government Agencies and Equivalents - 0.9%
Freddie Mac, 4.5%, 2013	$2,000,000	$2,176,358

U.S. Treasury Obligations - 6.1%
U.S. Treasury Notes, 0.375%, 2012	$15,000,000	$15,009,375

Utilities - Electric Power - 1.5%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$330,000	$356,563
Duquesne Light Co., 6.7%, 2012	600,000	645,139
EDP Finance B.V., 5.375%, 2012 (n)	500,000	521,984
Entergy Corp., 3.625%, 2015	650,000	663,753
PSEG Power LLC, 7.75%, 2011	470,000	484,898
Southern Co., 2.375%, 2015	1,000,000	1,017,203

		$3,689,540
Total Bonds (Identified Cost, $117,676,713)		$119,195,170

Commodity Linked Structured Notes (x) - 46.8%
Bank of America - DJUBENTR Linked, FRN, 0.006%, 2011 (n)	$10,000,000	$8,802,092
Barclays Bank PLC - DJUBENTR Linked, FRN, 0.106%, 2011 (n)	5,400,000	6,012,870
Citigroup Funding Inc. - DJUBPRTR Linked, FRN, 0%, 2011	10,000,000	14,879,000
Credit Suisse First Boston - DJUBSTR Linked, FRN, 0.056%, 2011 (n)	10,000,000	15,591,359
Deutsche Bank AG - DJUBINTR Linked, FRN, 0%, 2011	5,200,000	8,881,275
Goldman Sachs Group Inc. - DJUBSOTR Linked, FRN, 0%, 2011	7,100,000	21,866,140
JP Morgan - DJUBINTR Linked, FRN, 0%, 2011 (n)	7,800,000	12,495,301
Morgan Stanley - DJUBGRTR Linked, FRN, 0%, 2011 (n)	7,000,000	16,863,700
Morgan Stanley - DJUBLITR Linked, FRN, 0%, 2011 (n)	3,000,000	2,783,400
UBS AG - DJUBGRTR Linked, FRN, 0.116%, 2011 (n)	3,200,000	7,554,560
Total Commodity Linked Structured Notes (Identified Cost, $68,700,000)		$115,729,697

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 6.3%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	15,643,824	$15,643,824
Total Investments (Identified Cost, $202,020,537)		$250,568,691

Other Assets, Less Liabilities - (1.2)%		(3,008,889)
Net Assets - 100.0%		$247,559,802

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $89,671,455, representing 36.2% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Honda Finance Corp., 1.625%, 2013	9/01/10	$699,744	$707,661
Anglo American Capital, 2.15%, 2013	9/20/10	599,512	610,115
BNP Paribas Home Loan, 2.2%, 2015	10/26/10	999,620	1,005,573
Banco Santander Chile, 1.29%, 2011	9/15/10	650,000	649,717
Banco Santander U.S. Debt S.A.U., 2.991%, 2013	9/27/10	400,000	402,094
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013	9/08/10	699,960	706,986
Broadcom Corp., 1.5%, 2013	10/27/10	598,164	602,757
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	550,685	550,000
Crest G-Star, 2001-1A, “A”, CDO, 0.769%, 2016	10/27/10	634,497	611,564
DnB Nor Boligkreditt AS, 2.1%, 2015	10/06/10	699,376	701,088
Finance for Danish Industry A.S., FRN, 0.662%, 2013	6/03/10	1,500,000	1,498,100
Ford Credit Auto Lease Trust, “A2”, 0.68%, 2012	10/21/10	999,980	995,510
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	509,863	521,171
ING Bank N.V., 2%, 2013	10/13/10	750,000	748,924

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Kommunalbanken AS, 1.75%, 2015	9/27/10	$1,198,924	$1,207,232
MassMutual Global Funding, 0.789%, 2013	9/20/10	600,000	600,003
NBC Universal, Inc., 2.1%, 2014	9/27/10	399,949	404,812
Nordea Bank AB, 1.75%, 2013	9/27/10	699,188	703,519
Pearson PLC, 7%, 2011	9/02/10	726,440	726,195
Republic of Finland, 1.25%, 2015	10/12/10	1,293,532	1,294,276
Stadshypotek AB, 0.839%, 2013	9/23/10	800,000	800,004
Vestjysk Bank A/S, FRN, 0.842%, 2013	6/10/10	350,000	353,024
Woolworths Ltd., 2.55%, 2015	9/14/10	599,313	610,732
Total Restricted Securities			$17,011,057
% of Net Assets			6.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DJUBENTR	Dow Jones-UBS Energy Sub-Index Total Return, this index is comprised of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBINTR	Dow Jones-UBS Industrial Metals Sub-Index Total Return, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc.
DJUBLITR	Dow Jones-UBS Livestock Sub-Index Total Return, this index is composed of futures contracts on live cattle and lean hogs.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index composed of futures contracts on gold and silver.
DJUBSOTR	Dow Jones-UBS Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
DJUBSTR	Dow Jones-UBS Commodity Index Total Return, this index is currently comprised of futures contracts on nineteen physical commodities.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $186,376,713)	$234,924,867
Underlying funds, at cost and value	15,643,824
Total investments, at value (identified cost, $202,020,537)	$250,568,691
Receivables for
Investments sold	689,659
Interest	760,030
Total assets	$252,018,380
Liabilities
Payables for
Investments purchased	$4,189,132
Fund shares reacquired	199,244
Payable to affiliates
Investment adviser	20,217
Shareholder servicing costs	2
Distribution and service fees	3
Administrative services fee	456
Payable for independent Trustees’ compensation	1,338
Accrued expenses and other liabilities	48,186
Total liabilities	$4,458,578
Net assets	$247,559,802
Net assets consist of
Paid-in capital	$201,460,592
Unrealized appreciation (depreciation) on investments	48,548,154
Accumulated net realized gain (loss) on investments	(2,368,912)
Accumulated net investment loss	(80,032)
Net assets	$247,559,802
Shares of beneficial interest outstanding	20,223,472

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$122,285	10,000	$12.23
Class I	247,437,517	20,213,472	12.24

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.98 [100 / 94.25 x $12.23]. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Period ended 10/31/10 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Interest	$631,164
Dividends from underlying funds	63,747
Foreign taxes withheld	(203)
Total investment income	$694,708
Expenses
Management fee	$696,845
Distribution and service fees	113
Shareholder servicing costs	25
Administrative services fee	17,047
Independent Trustees’ compensation	1,338
Custodian fee	13,742
Shareholder communications	2,981
Auditing fees	15,017
Legal fees	1,453
Miscellaneous	26,626
Total expenses	$775,187
Fees paid indirectly	(77)
Reduction of expenses by investment adviser	(370)
Net expenses	$774,740
Net investment loss	$(80,032)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(2,368,912)
Change in unrealized appreciation (depreciation)
Investments	$48,548,154
Net realized and unrealized gain (loss) on investments	$46,179,242
Change in net assets from operations	$46,099,210

(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010 through the stated period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 10/31/10 (c) (unaudited)
From operations
Net investment income (loss)	$(80,032)
Net realized gain (loss) on investments	(2,368,912)
Net unrealized gain (loss) on investments	48,548,154
Change in net assets from operations	$46,099,210
Change in net assets from fund share transactions	$201,460,592
Total change in net assets	$247,559,802
Net assets
At beginning of period	—
At end of period (including accumulated net investment loss of $80,032)	$247,559,802

(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010 through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 10/31/10 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.25
Total from investment operations	$2.23
Net asset value, end of period	$12.23
Total return (%) (r)(s)(t)	22.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)
Expenses after expense reductions (f)	1.08	(a)
Net investment loss	(0.33	)(a)
Portfolio turnover	6
Net assets at end of period (000 omitted)	$122

Class I	Period ended 10/31/10 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.24
Total from investment operations	$2.24
Net asset value, end of period	$12.24
Total return (%) (r)(s)	22.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)
Expenses after expense reductions (f)	0.83	(a)
Net investment loss	(0.09	)(a)
Portfolio turnover	6
Net assets at end of period (000 omitted)	$247,438

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Commodity Strategy Fund (the fund) is a series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any

Notes to Financial Statements (unaudited) – continued

fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a

Notes to Financial Statements (unaudited) – continued

summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$17,185,733	$—	$17,185,733
Non-U.S. Sovereign Debt	—	19,570,015	—	19,570,015
Corporate Bonds	—	37,847,045	—	37,847,045
Residential Mortgage-Backed Securities	—	13,033,943	—	13,033,943
Asset-Backed Securities (including CDOs)	—	4,779,417	—	4,779,417
Foreign Bonds	—	26,779,017	—	26,779,017
Commodity Linked Structured Notes	—	115,729,697	—	115,729,697
Mutual Funds	15,643,824	—	—	15,643,824
Total Investments	$15,643,824	$234,924,867	$—	$250,568,691

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Commodity-Linked Structured Notes – The fund invests in commodity-linked derivative instruments, including commodity-linked structured notes, to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is

Notes to Financial Statements (unaudited) – continued

additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the fund’s Board of Trustees. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund.

Notes to Financial Statements (unaudited) – continued

Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended October 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the period remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/10
Cost of investments	$202,368,696
Gross appreciation	49,761,541
Gross depreciation	(1,561,546)
Net unrealized appreciation (depreciation)	$48,199,995

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

Effective March 1, 2011 the management fee will be computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2012.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended October 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$113

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended October 31, 2010 based on each class’ average daily net assets.

Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the period ended October 31, 2010.

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended October 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $25.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended October 31, 2010 was equivalent to an annual effective rate of 0.0183% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended October 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $544 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $370, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On June 2, 2010, MFS purchased 10,000 shares of Class A for an amount of $100,000. At October 31, 2010, MFS was the sole shareholder of the class.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$17,572,347	$3,212,639
Investments (non-U.S. Government securities)	$181,777,180	$7,033,056

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 10/31/10 (c)
	Shares	Amount
Shares sold
Class A	10,000	$100,000
Class I	21,421,309	214,408,615
	21,431,309	$214,508,615
Shares reacquired
Class I	(1,207,837)	$(13,048,023)
Net change
Class A	10,000	$100,000
Class I	20,213,472	201,360,592
	20,223,472	$201,460,592

(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.

Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares were not available for sale during the period. During the period, the fund’s Class I shares were available for sale only to funds distributed by MFD that invest primarily in shares of other MFS funds (“MFS fund-of-funds”). Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the

Notes to Financial Statements (unaudited) – continued

MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2020 Fund and MFS Lifetime 2040 Fund were the owners of record of approximately 40%, 29%, 21%, 5%, 2%, 1% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund and MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread. The fund had no significant borrowings during the period.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	201,645,627	(186,001,803)	15,643,824

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$63,747	$15,643,824

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In April 2010, the Board met to consider the initial approval of the Agreement (“the initial review meeting”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), and (ii) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and portfolio trading practices In addition, in connection with the independent Trustees’ meetings in May, June and July, 2009 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iv) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment

Board Review of Investment Advisory Agreement – continued

advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Fund had no investment performance for the Trustees to review.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that MFS’ intention is to apply an active management and sector allocation approach for the Fund, using quantitative analysis, which is likely to require greater management resources than a more passively managed fund that also provides exposure to the commodities markets. The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate was above the Lipper expense group median and the total expense ratio was at the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that while the Fund’s proposed advisory fee rate schedule is not subject to any breakpoints, the Trustees intend to consider the implementation of one or more breakpoints from time to time based, among other things, on anticipated asset growth. At a subsequent meeting in July 2010, MFS agreed to the Trustees’ recommendation to reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, which may not be changed without the Trustees’ approval.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund has no operating history with MFS as its adviser. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the agreement.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2010

*	Print name and title of each signing officer under his or her signature.